S000000585 [Member] Investment Strategy - BARON OPPORTUNITY FUND	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. high growth businesses of any market capitalization selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.